Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Classes Of Inventories [Abstract]
Operating costs related to inventories	$ 56,342		$ 54,183	$ 52,666
Provision for inventory and obsolescence recognized as operating costs	52	$ 2	192	$ 198
Inventory to be recovered longer than twelve months	$ 2,076		$ 2,074